Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Deferred Tax Asset:
Inventory		$ 5,994	$ 6,429
Bad debt reserve		1,116	1,243
Casualty loss reserve		708	419
Accrued bonus / deferred compensation		1,546	889
Litigation settlement accrual			629
Derivative security value		740
Medical insurance reserve		508	190
Deferred lease incentive
Original issue discount amortization
Transaction costs
Federal / foreign net operating loss
State net operating loss
Unrecognized tax benefit
Federal capital loss carry forwards
Tax credit carry forwards
All other items		578	852
Gross deferred tax assets		11,190	10,651
Valuation allowance for deferred tax assets		(726)	(743)
Net deferred tax assets	10,115	10,464	9,908
Deferred Tax Asset:
Inventory
Bad debt reserve
Casualty loss reserve		308	492
Accrued bonus / deferred compensation		1,592	1,377
Litigation settlement accrual
Derivative security value
Medical insurance reserve
Deferred lease incentive		422	454
Original issue discount amortization		536	509
Transaction costs		3,348	3,498
Federal / foreign net operating loss		23,164	23,233
State net operating loss		2,963	3,047
Unrecognized tax benefit		(3,002)	(4,440)
Federal capital loss carry forwards		374	588
Tax credit carry forwards		2,618	2,559
All other items		835	639
Gross deferred tax assets		33,158	31,956
Valuation allowance for deferred tax assets		(2,374)	(2,236)
Net deferred tax assets		30,784	29,720
Deferred Tax Liability:
Intangible asset amortization		135,946	141,169
Property and equipment		12,504	12,439
All other items		283
Deferred tax liabilities		148,733	153,608
Net deferred tax liability		107,485	113,980
Long term net deferred tax liability	120,038	117,949	123,888
Current net deferred tax asset		10,464	9,908
Long term net deferred tax asset
Net deferred tax liability		$ 107,485	$ 113,980